Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes (Details Textual)
Effective statutory income tax rate	15.00%	25.00%	25.00%
Unrecognized tax benefits	$ 0	$ 0
Corporate income taxes, description	In addition the Company is allowed to deduct additional 75% of its research and development expenses against it pre-tax income as a high-technology company.
Taizhou Suxuantang [Member]
Income Taxes (Details Textual)
Effective income tax rate	15.00%
HONG KONG [Member]
Income Taxes (Details Textual)
Effective income tax rate	16.50%	16.50%
PRC [Member]
Income Taxes (Details Textual)
Effective income tax rate	25.00%	25.00%